Prepaid Expense (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expense [Abstract]
Schedule of Prepaid Expense

Prepaid expense as of December 31, 2025 and 2024 are summarized as below:

	December 31,	December 31,
	2025	2024
Advancement to suppliers for inventory	€3,338,500	€771,863
Advancement for PP&E under construction	11,683	11,683
Conference	100,976	-
Insurance	188,983	219,007
Security deposits and others	2,935	17,831
	€3,643,077	€1,020,384